Note 3 - Liquidity and Management Plans	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
3.	Liquidity and Management Plans

We will need to seek additional sources of funds to support our current business plans. We may
seek to raise additional funds through various sources, such as equity and debt financings, or through strategic collaborations and license agreements. We can give no
assurances that we will be able to secure additional sources of funds to support our operations, or if such funds are available to us, that such additional financing will be sufficient to meet our needs or on terms acceptable to us. This risk would increase if our clinical data were not
positive or economic and market conditions deteriorate.

If we are unable to obtain additional financing when needed, we would need to scale back our operations taking actions that may
include, among other things, reducing use of outside professional service providers, reducing staff or staff compensation, significantly modify or delay the development of our SBP-
101
product candidate, license to
third
parties the rights to commercialize our SBP-
101
product candidate for pancreatic cancer or other applications that we would otherwise seek to pursue, or cease operations.

On
September 1, 2020,
the Company consummated an underwritten public offering of
2,545,454
shares of common stock and warrants to purchase the same number of shares of common stock which resulted in net proceeds of approximately
$9.3
million. In the quarter ended
June 30, 2020,
the Company sold common stock and warrants to purchase common stock in private placements to certain accredited investors resulting in net proceeds of approximately
$1.7
million. We expect the proceeds of these offerings will be sufficient to fund our planned business operations into the first
half of
2022.

In closings occurring in the
August
through
October 2019
the Company sold
909,209
shares of common stock and an equal number of warrants to purchase common stock in a private placement to certain accredited investors pursuant to a Securities Purchase Agreement. Net proceeds from these sales totaled approximately
$3.2
million.

Our future success is dependent upon our ability to obtain additional financing, the success of our development efforts, our ability to demonstrate clinical progress for our SBP-
101
product candidate in the United States or other markets and ultimately our ability to market and sell our SBP-
101
product candidate. If we are unable to obtain additional financing when needed, if our clinical trials are not
successful, if we are unable to obtain marketing approval, we would not
be able to continue as a going concern and would be forced to cease operations and liquidate our company. There can be no
assurances that we will be able to obtain additional financing on commercially reasonable terms, or at all. The sale of additional convertible debt or equity securities would likely result in dilution to our current stockholders.